Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of Exchange Rates Applied for Foreign Currency

The exchange rates used are as follows:

	December 31, 2019	December 31, 2018

RMB exchange rate at balance sheets dates,	6.9762	6.8632

	Year Ended December 31,
	2019	2018	2017

Average exchange rate for each year	6.8944	6.6174	6.7518

Schedule of Estimated Useful Lives of Property and Equipment	Estimated useful lives of property and equipment:
Useful Life
Furniture	10 years
Electronic equipment	3 years
Leasehold improvements	Shorter of life of asset or lease